SCHEDULE OF INPUTS FOR WARRANTS GRANTED (Details) - $ / shares	Mar. 14, 2023	Nov. 22, 2022	Sep. 20, 2022	Aug. 01, 2022	Jan. 31, 2022	Aug. 31, 2021	Apr. 15, 2021	May 29, 2020
IfrsStatementLineItems [Line Items]
Exercise share price	$ 2.5	$ 6.3	$ 5	$ 5	$ 8.0	$ 4.9	$ 7.9
Risk free rate	3.20%	3.16%	3.26%	1.47%	0.97%	0.30%	0.35%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Grant date share price								$ 1.75
Exercise share price								$ 0.4
Risk free rate								25.00%
Expected volatility								79.60%
Expected life								3 years